Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 494.9	$ 465.1	$ 610.1
Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	721.3	669.5
Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	226.4	204.4
Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	115.9	116.0	230.2
Goodwill [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	115.9	116.0
Goodwill [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0
Trademark [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	197.2	199.3	219.2
Trademark [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	197.2	199.3
Trademark [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0
Software and licenses [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	123.8	78.5	76.6
Software and licenses [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	249.2	189.8
Software and licenses [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	125.4	111.3
Patents [Member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	3.2	3.9	4.4
Patents [Member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	5.1	5.3
Patents [Member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	1.9	1.4
Dealer network [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	54.5	65.5	76.2
Dealer network [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	131.0	134.1
Dealer network [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	76.5	68.6
Customer relationships [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.3	1.9	$ 3.5
Customer relationships [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	22.9	25.0
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 22.6	$ 23.1